Note 11 - Shareholders' Deficit / Stock Activity (Details Textual) - $ / shares $ / shares in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common Stock, No Par Value (in dollars per share)	$ 0	$ 0	$ 0
Convertible Debt [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	5,379,999	5,268,749